Investment Manager                                       Report to Shareholders
      Legg Mason Fund Adviser, Inc.                     For the Six Months Ended
      Baltimore, MD                                        September 30, 1996

Board of Trustees
      John F. Curley, Jr., Chairman
      Edmund J. Cashman, Jr., President
      Richard G. Gilmore
      Charles F. Haugh                                             The
      Arnold L. Lehman                                         Legg Mason
      Dr. Jill E. McGovern                                      Tax-Free
      T. A. Rodgers                                           Intermediate-
      Edward A. Taber, III                                        Term
                                                              Income Trust
Transfer and Shareholder Servicing Agent
      Boston Financial Data Services
      Boston, MA
                                                       Putting Your Future First
Custodian
      State Street Bank & Trust Company
      Boston, MA

Counsel                                                      [Legg Mason Logo]
      Kirkpatrick & Lockhart LLP
      Washington, D.C.                                               FUNDS

Independent Accountants
      Coopers & Lybrand L.L.P.
      Baltimore, MD



      This report is not to be distributed unless preceded or accompanied by a prospectus.


                      Legg Mason Wood Walker, Incorporated
--------------------------------------------------------------------------------
                            111 South Calvert Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                         410 (bullet) 539 (bullet) 0000




[Recycle Logo]  Printed on Recycled Paper

LMF-039
11/96

To Our Shareholders,


     On September 30, 1996, the Legg Mason Tax-Free Intermediate-Term Trust had a 30-day annualized SEC yield of 4.37% and an average weighted maturity of 7.3 years.

     The Trust continues to seek a high level of current income exempt from federal income taxes, consistent with prudent investment risk. We purchase only securities which have received investment grade ratings from Moody's Investors Service or Standard & Poor's Corporation or which are judged by the Trust's investment advisor to be of comparable quality. Moody's ratings of securities we currently own are:

                     Aaa                          54.2%
                     Aa                           28.5%
                     A                            12.8%
                     Short-term securities         4.5%

     At September 30, the Trust's net asset value per share was $15.30, compared to $15.34 six months earlier. Total return in the six month period (not annualized) was 1.97%. (Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid, and does not reflect the effect of the 2% maximum initial sales charge, which applied to purchases of Trust shares prior to August 1, 1995. In this regard, shareholders should be aware that the Trust's initial sales charge has been waived since that time, and that the waiver will continue at least through December 31, 1996.)

     Normally, the average weighted maturity of the portfolio will be kept within a range of 2-10 years. Because of the portfolio's intermediate-term maturity, we expect that in most market periods the Trust will offer higher yields than shorter-term municipal bond funds and greater price stability than municipal bond funds with longer maturities. However, shareholders should keep in mind that net asset value per share will fluctuate -- both up and down -- in response to changes in interest rates.

     We  believe  that  the  Tax-Free   Intermediate-Term  Trust's  emphasis  on
portfolio quality, tax-free income, and intermediate-term maturities continues to be a sensible investment combination for many investors.

                                              Sincerely,




                                               /s/ John F. Curley, Jr.
                                               John F. Curley, Jr.
                                               Chairman

November 8, 1996

Statement of Net Assets
Legg Mason Tax-Free Income Fund
Tax-Free Intermediate-Term Income Trust
September 30, 1996

(Amounts in Thousands)  (Unaudited)

      Principal
       Amount                                         Value
--------------------------------------------------------------------------------

Municipal Bonds -- 94.8%
              Arizona -- 5.4%
              Arizona Transportation Board
                Subordinated Highway Revenue
                Series 1992 A
      $  500      6.00%    7/1/00                    $  526
              Salt River Project Agricultural
                Improvement and Power District,
                Electric System Refunding Revenue
                1993 Series A
       1,000      5.30%    1/1/03                     1,028
              Scottsdale Street and Highway User
                Revenue Refunding Series 1993
       1,000      5.00%    7/1/02                     1,012
              University of Arizona Board of Regents
                  7.20%    6/1/01
         500      (Pre-refunded 6/1/98(A))              534
--------------------------------------------------------------------------------
                                                      3,100
--------------------------------------------------------------------------------

              Connecticut -- 1.9%
              State of Connecticut Special
                Tax Obligation, Transportation
                Infrastructure 1990 Series A
                  7.10%    6/1/04
       1,000      (Pre-refunded 6/1/01(A))            1,109
--------------------------------------------------------------------------------

              Florida -- 3.6%

              Florida State Board of Education
                Capital Outlay Series A
       1,000      5.60%    1/1/08                     1,021
              Northwest Florida Water Management
                District Land Acquisition Revenue
                Refunding Series 1992 (FGIC insured)
       1,000      5.50%    4/1/02                     1,039
--------------------------------------------------------------------------------
                                                      2,060
--------------------------------------------------------------------------------

              Illinois -- 2.3%
              State of Illinois Sales Tax Revenue
                    Series O
       1,220      5.90%   6/15/01                     1,283
--------------------------------------------------------------------------------


              Indiana -- 0.9%
              State of Indiana Toll Finance Authority
                Toll Road Revenue Refunding
                Series 1987
         500      7.00%   7/1/07                        514


      Principal
       Amount                                         Value
--------------------------------------------------------------------------------

              Kentucky -- 1.8%
              Turnpike Authority of Kentucky,
                Economic Development
                Road Revenue and Revenue
                Refunding (Revitalization Projects)
                Series 1993 (AMBAC insured)
      $1,000      5.30%    7/1/04                   $ 1,027
--------------------------------------------------------------------------------

              Louisiana -- 1.8%
              City of New Orleans Audubon Park
                Commission Aquarium Series 1993
                (FGIC insured)
       1,000      6.00%    10/1/08                    1,041
--------------------------------------------------------------------------------

              Maine -- 1.8%
              Maine Municipal Bond Bank Refunding
                1993 Series A
       1,000      5.20%    11/1/05                    1,008
--------------------------------------------------------------------------------
              Maryland -- 23.0%
              Baltimore County, GO Pension
                Refunding 1991
       1,000      6.70%    7/1/16                     1,052
              Cecil County, GO Consolidated Public
                Improvement and Refunding 1993
                (FGIC insured)
         850      6.50%    12/1/99                      902
              Howard County, Consolidated Public
                Improvement and Refunding 1993
                Series A
       1,000      4.80%    8/15/01                    1,013
              Maryland Department of
                Transportation Consolidated
                Transportation Refunding
                Series 1993
       1,000      4.375%   6/15/04                      957
                Series 1991
       1,000      6.00%    9/1/00                     1,054
              Maryland Health and Higher
                Educational Facilities Authority
                Refunding Revenue
                Francis Scott Key Medical Center
                  Series 1993 (FGIC insured)
       1,000      4.80%    7/1/01                     l,006
                Johns Hopkins University Issue
                  Series 1988
       1,300      7.50%    7/1/20                     1,390
              Maryland Transportation Authority
                Transportation Facilities Projects
                Revenue Series 1992
       1,000      5.70%    7/1/05                     1,047

      Principal
       Amount                                         Value
--------------------------------------------------------------------------------

Municipal Bonds -- Continued
              Maryland -- Continued
              Mayor and City Council of Baltimore
                GO Consolidated Public
                  Improvement Refunding 1995
                  Series A (FGIC insured)
      $  750      0%(B)    10/15/06                  $  446
                Project and Refunding Revenue
                  (Water Projects) Series 1990-A
                  (MBIA insured)
                  6.50%     7/1/20
       1,000      (Pre-refunded 7/1/00(A))            1,069
              Montgomery County, GO Consolidated
                Public Improvement Series B
       1,000      6.80%    11/1/99                    1,072
                  6.80%    11/1/07
       1,000      (Pre-refunded 11/1/99(A))           1,087
              Northeast Maryland Waste Disposal
                Authority Solid Waste Revenue
                (Montgomery County Resource
                Recovery Project) Series 1993 A AMT
       1,000      5.60%    7/1/02                     1,023
--------------------------------------------------------------------------------
                                                     13,118

              Massachusetts -- 0.9%
              Commonwealth of Massachusetts,
                GO Refunding 1986 Series A
                  7.125%   10/1/05
         500      (Pre-refunded 10/1/96(A))             510
--------------------------------------------------------------------------------

              Missouri -- 0.9%
              Missouri Health and Educational
                Facilities Authority Refunding
                Revenue, (SSM Health Care)
                Series 1992 AA (MBIA insured)
         500      4.90%    6/1/98                       506
--------------------------------------------------------------------------------

              Nebraska -- 1.8%
              Nebraska Public Power District
                Revenue
       1,000      5.70%    1/1/04                     l,036
--------------------------------------------------------------------------------

              Nevada -- 0.9%
              State of Nevada, GO LT (Nevada
                Municipal Bond Bank Refunding
                Project No. 4) Series 1989 B
         500      6.70%    2/1/01                       537
--------------------------------------------------------------------------------


      Principal
       Amount                                         Value
--------------------------------------------------------------------------------

              New Hampshire -- 1.8%
              New Hampshire Municipal Bond
                Bank, GO Refunding 1991
                Series H
      $1,000      5.70%    2/15/01                  $ 1,040
--------------------------------------------------------------------------------

              New Jersey -- 3.7%
              New Jersey Turnpike Authority,
                Turnpike Revenue Series 1991 C
                (AMBAC insured)
       2,000      6.40%    1/1/07                     2,132
--------------------------------------------------------------------------------
              North Carolina -- 4.3%
              Durham, North Carolina GO
                Series 1986
       1,500      4.90%    2/1/10                     1,427
              North Carolina Eastern Municipal
                Power Agency, Power System
                Revenue Refunding Series 1987 A
       1,000      7.30%    1/1/04                     1,027
--------------------------------------------------------------------------------
                                                      2,454
--------------------------------------------------------------------------------

              Ohio -- 4.4%
              City of Franklin Ohio GOLT
                Series 1993
       2,000      5.50%    12/1/11                    2,004
              State of Ohio Higher Education
                Facilities Revenue Series 1988 A
         500      7.00%    11/1/01                      523
--------------------------------------------------------------------------------
                                                      2,527
--------------------------------------------------------------------------------

              Pennsylvania -- 1.8%

              Pennsylvania Intergovernmental
                Cooperation Authority Special Tax
                Revenue (City of Philadelphia
                Refunding Program) Series 1992
                (FGIC insured)
       1,000      5.75%    6/15/99                    1,036
--------------------------------------------------------------------------------

              South Carolina -- 3.8%
              Berkeley County Water and Sewer
                Revenue Refunding and
                Improvement (MBIA insured)
       1,000      6.50%    6/1/06                     1,087
              South Carolina Public Service
                Authority Revenue, 1991 Refunding
                and Improvement Series B
       1,000      6.70%    7/1/02                     1,095
--------------------------------------------------------------------------------
                                                      2,182
--------------------------------------------------------------------------------

Legg Mason Tax-Free Income Fund
Tax-Free Intermediate-Term Income Trust
September 30, 1996

(Amounts in Thousands)



      Principal
       Amount                                         Value
--------------------------------------------------------------------------------

Municipal Bonds -- Continued
              Tennessee -- 3.5%
              Metro Government Nashville Tennessee
                Water Sewer Revenue Refunding
                (MBIA Insured)
      $1,000      5.50%    1/l/13                    $  994
              State of Tennessee GO, 1994 Series A
       1,000      5.25%    3/1/02                     1,031
                                                      2,025
--------------------------------------------------------------------------------

              Texas -- 7.0%
              City of Austin Combined Utility
                Systems Revenue Refunding
                Series 1992 A (MBIA insured)
       1,000      6.00%    11/15/04                   1,071
              City of Houston Water and Sewer
                System Junior Lien Revenue
                Refunding Series 1992 C
                (MBIA insured)
       1,000      5.40%    12/1/01                    1,035
              Texas Public Finance Authority,
                GO Refunding (Superconducting
                Super Collider Project)
                Series 1992 C (FGIC insured)
       1,000      0%(B)    4/1/02                       764
              United Independent School District
                (Webb County Texas) Unlimited Tax
                School Building Bonds, Series 1995
                (PSFG insured)
      1 ,000      7.10%    8/15/06                    1,149
--------------------------------------------------------------------------------
                                                      4,019
--------------------------------------------------------------------------------

              Vermont -- 2.7%
              State of Vermont, GO 1990 Series A
                  6.75%    2/1/03
       1,400      (Pre-refunded 2/1/00(A))            1,521
--------------------------------------------------------------------------------

              Virginia -- 14.8%
              Commonwealth of Virginia
                Transportation Board, Transportation
                Contract Revenue Refunding
                Series 1992 (Route 28 Project)
       1,000      6.00%    4/1/06                     1,055
       1,000      5.75%    4/1/00                     1,040
              Fairfax County Public Improvement
                Refunding Series 1994 A
       1,000      7.25%    6/1/01                     1,112


      Principal
       Amount                                         Value
--------------------------------------------------------------------------------


              Virginia-- Continued
              Fairfax County Public Improvement
                Refunding Series 1992 C
      $2,000      5.50%    10/1/03                  $ 2,061
              Henrico County GO Public
                Improvement Refunding
                Series 1993
       1,100      5.25%    1/15/09                    1,097
              Virginia Public Building Authority
                State Building Revenue Refunding
                Series 1992 B
       1,000      5.625%   8/1/02                     1,045
              Virginia State Public School Authority
                Series B
                  6.75%    1/1/99
       1,000      (Pre-refunded 1/1/97(A))            1,027
--------------------------------------------------------------------------------
                                                      8,437
--------------------------------------------------------------------------------
              Total Municipal Bonds
                (Identified Cost--$53,186)           54,222

Variable-Rate Demand Obligations(C)-- 4.2%
              Allegheny County, PA Hospital
                Development Authority
                (Presbyterian Hospital)
                Series A, B & D
         100      3.85%    10/3/96                      100
              Carlton Wisconsin PCR Refunding
                Bonds (Wisconsin Power and
                Light Company Projects)
                Series 1991 B & C
         800      3.90%    10/1/96                      800
              East Baton Rouge Parish, Louisiana
                PCR Refunding Bonds Exxon
                Corporation
       1,500      4.00%    10/1/96                    1,500
--------------------------------------------------------------------------------

              Total Variable Rate Demand Obligations
                (Identified Cost--$2,400)              2,400
--------------------------------------------------------------------------------
      Total Investments -- 99.0%
        (Identified Cost--$55,586)                    56,622
      Other Assets Less Liabilities-- 1.0%               566
--------------------------------------------------------------------------------

      Net assets--100.0%                             $57,188

Net Assets Consisting of:
      Accumulated paid-in capital
        applicable to 3,737 shares
        outstanding                       $56,380
      Accumulated net realized loss
        on investments                       (228)
      Unrealized appreciation of
        investments                         1,036
--------------------------------------------------------------------------------

      Net assets                                     $57,188
--------------------------------------------------------------------------------

      Net asset value and redemption price
        per share                                     $15.30

      Maximum offering price per share
        (net asset value plus sales charge of
        2% of offering price)                         $15.30(D)
--------------------------------------------------------------------------------

                                       % of        Market
                                    Net Assets      Value
--------------------------------------------------------------------------------
                                                    (000)
Sector Diversification
      General Obligation-- Local        27.7%     $15,813
      Ground Transportation Revenue     18.1       10,362
      Pre-refunded Bonds                12.0        6,858
      Public Utilities                   9.2        5,257
      Water and Sewer Revenue            7.3        4,155
      Education Revenue                  5.3        3,062
      General Obligation-- State         4.9        2,816
      Special Tax Revenue                4.1        2,319
      Hospital Revenue                   2.6        1,512
      Lease Revenue                      1.8        1,045
      Solid Waste Revenue                1.8        1,023
      Short-Term Investments             4.2        2,400
      Other Assets Less Liabilities      1.0          566
--------------------------------------------------------------------------------
                                       100.0%     $57,188


Investment Abbreviations
      AMBAC         AMBAC Indemnity Corporation
      AMT           Alternative Minimum Tax
      FGIC          Financial Guaranty Insurance Company
      GO            General Obligation
      LT            Limited Tax
      MBIA          Municipal Bond Insurance Association
      PCR           Pollution Control Revenue
      PSFG          Permanent School Fund Guaranty

(A) Pre-refunded bond -- Bonds are referred to as pre-refunded when the issue has been advance refunded by a subsequent issue. The original issue is usually escrowed with U.S. Treasury securities in an amount sufficient to pay the interest, principal and call premium, if any, to the earliest call date. On that call date, the bond will "mature." The pre-refunded date is used in determining weighted average portfolio maturity.
(B) Zero-coupon bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
(C) The rate shown is the rate as of September 30, 1996, and the maturity shown is the longer of the next interest readjustment date or the date the principal amount owed can be recovered through demand.
(D) Sales charges are being waived for the period August 1, 1995 to December 31, 1996.

    See notes to financial statements.

Statement of Operations
Legg Mason Tax-Free Income Fund
Tax-Free Intermediate-Term Income Trust
For the Six Months Ended September 30, 1996  (Unaudited)


      (Amounts in Thousands)
--------------------------------------------------------------------------------
Investment Income:
      Interest                                                           $1,469

Expenses:
      Investment advisory fee                           $ 159
      Distribution and service fees                        72
      Custodian fee                                        34
      Legal and audit fees                                 16
      Transfer agent and shareholder servicing expense     15
      Registration fees                                     9
      Organization expense                                  7
      Reports to shareholders                               6
      Trustees' fees                                        2
      Other expenses                                        3
--------------------------------------------------------------------------------
                                                          323
        Less: fees waived                                (134)

               compensating balance credits                (1)

        Total expenses, net of waivers and compensating
          balance credits                                                188
--------------------------------------------------------------------------------
      Net Investment Income                                            1,281
      Decrease in Unrealized Appreciation of Investments                (161)
--------------------------------------------------------------------------------
      Increase in Net Assets Resulting from Operations                $1,120
--------------------------------------------------------------------------------

      See notes to financial statements.

Statement of Changes in Net Assets
Legg Mason Tax-Free Income Fund
Tax-Free Intermediate-Term Income Trust

                                                                        For the               For the
                                                                   Six Months Ended          Year Ended
      (Amounts in Thousands)                                      September 30, 1996       March 31, 1996
---------------------------------------------------------------------------------------------------------
                                                                      (Unaudited)
Change in Net Assets:
      Net investment income                                              $ 1,281               $ 2,409
      Change in unrealized appreciation of investments                      (161)                  897

      Increase in net assets resulting from operations                     1,120                 3,306

      Distributions to shareholders from net investment income            (1,281)               (2,409)

      Change in net assets from Fund share transactions                   (2,693)               10,308
        Change in net assets                                              (2,854)               11,205

Net Assets:
      Beginning of period                                                 60,042                48,837
---------------------------------------------------------------------------------------------------------
      End of period                                                      $57,188               $60,042

      See notes to financial statements.

Financial Highlights
Legg Mason Tax-Free Income Fund
Tax-Free Intermediate-Term Income Trust

     Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                   For the
                                              Six Months Ended                    For the Years Ended March 31,
                                             September 30, 1996       1996            1995           1994            1993*
---------------------------------------------------------------------------------------------------------------------------
                                                 (Unaudited)
Per Share Operating Performance:
      Net asset value, beginning of period         $15.34           $15.06          $14.96          $15.06        $14.70
---------------------------------------------------------------------------------------------------------------------------
      Net investment income(A)                       0.34             0.68            0.72            0.70          0.28

      Net realized and unrealized gain
        (loss) on investments                       (0.04)            0.28            0.10           (0.09)         0.36
---------------------------------------------------------------------------------------------------------------------------
      Total from investment operations               0.30             0.96            0.82            0.61          0.64
---------------------------------------------------------------------------------------------------------------------------

      Distributions to shareholders from:
        Net investment income                       (0.34)           (0.68)          (0.72)          (0.70)        (0.28)
        Net realized gain on investments              --                --              --           (0.01)           --
---------------------------------------------------------------------------------------------------------------------------

      Total distributions                           (0.34)           (0.68)          (0.72)          (0.71)        (0.28)
---------------------------------------------------------------------------------------------------------------------------
      Net asset value, end of period               $15.30           $15.34          $15.06          $14.96        $15.06
---------------------------------------------------------------------------------------------------------------------------

      Total return(D)                                1.97%(C)         6.47%           5.65%           3.99%         4.35%(C)

Ratios/Supplemental Data:

      Ratios to average net assets:
        Total expenses(A,E)                          0.65%(B)         0.57%             --              --            --
        Net expenses(A,F)                            0.65%(B)         0.56%           0.34%           0.30%         0.20%(B)
        Net investment income(A)                     4.42%(B)         4.41%           4.83%           4.44%         4.71%(B)
      Portfolio turnover rate                        7.39%(B)           --            24.8%           6.6%           --

      Net assets, end of period
        (in thousands)                             $57,188           $60,042         $48,837         $54,032       $37,138

       * For the period November 9, 1992 (commencement of operations) to March 31, 1993.
      (A) Net of fees waived and expenses reimbursed by the Adviser in excess of voluntary expense limitations as follows: 0.20% of average daily net assets until March 31, 1993; 0.30% until June 30, 1994; 0.35% until July 31, 1995; and 0.65% through December 31, 1996.
      (B) Annualized
      (C) Not annualized
      (D) Excluding sales charge
      (E) Pursuant  to  new  Securities  and  Exchange  Commission   regulations
          effective December 31, 1995, this ratio reflects total expenses before compensating balance credits. Previously, the credits were included in the ratio.
      (F) This  ratio  reflects  total  expenses   reduced  by  the  impact  of
          compensating balance credits.

          See notes to financial statements.

Notes to Financial Statements
Legg Mason Tax-Free Income Fund
Tax-Free Intermediate-Term Income Trust

(Amounts in Thousands)  (Unaudited)
--------------------------------------------------------------------------------
1. Significant Accounting Policies:
           The Legg Mason Tax-Free Income Fund ("Trust"), consisting of the Tax-Free Intermediate-Term Income Trust ("Fund"), the Maryland Tax-Free Income Trust ("Maryland Fund") and the Pennsylvania Tax-Free Income Trust ("Pennsylvania Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. All series of the Trust are non-diversified. The financial statements of the Maryland Fund and the Pennsylvania Fund are included in separate reports to shareholders.

      Security Valuation
           Portfolio securities are valued based upon market quotations. When market quotations are not readily available, securities are valued based on prices received from recognized broker-dealers in the same or similar securities. The amortized cost method of valuation, which approximates market, is used for debt obligations with 60 days or less remaining to maturity.

      Dividends and Distributions to Shareholders
           Dividends are declared daily and paid monthly. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. Dividends payable are recorded on the dividend record date. At September 30, 1996, dividends payable of $98 were accrued. Net income for dividend purposes consists of interest accrued and accrued expenses. Bond premium is amortized for financial reporting and tax purposes. Bond discount, other than original issue, is not amortized.

      Security Transactions and Investment Income
           Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis.

      Repurchase Agreements
           All repurchase agreements are fully collateralized by obligations issued by the U.S. government or its agencies and such collateral is in the possession of the Fund's custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially.

      Federal Income Taxes
           No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders. The Fund has unused capital loss carryforwards for federal income tax purposes of $228 which expire in 2004.

      Use of Estimates
           The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Investment Transactions:
           Investment transactions for the six months ended September 30, 1996 (excluding short-term securities) were as follows:

           Purchases                     $2,018
           Proceeds from sales            3,550

           At September 30, 1996, the cost of securities for federal income tax purposes was $55,586. Aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,172 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $136.

3. Fund Share Transactions:
           At September 30, 1996, there were unlimited shares authorized at $.001 par value for the Trust and the Fund. Transactions in Fund shares were as follows:

                           For the          For the
                       Six Months Ended    Year Ended
                     September 30, 1996   March 31, 1996
--------------------------------------------------------------------------------
                      Shares    Amount   Shares   Amount
--------------------------------------------------------------------------------
      Sold               483   $ 7,367    1,315 $ 20,254
      Reinvestment of
        distributions     64       985      119    1,831
      Repurchased       (724)  (11,045)    (764) (11,777)
--------------------------------------------------------------------------------
      Net change        (177) $ (2,693)     670 $ 10,308
================================================================================

Legg Mason Tax-Free Income Fund
Tax-Free Intermediate-Term Income Trust

(Amounts in Thousands)  (Unaudited)
--------------------------------------------------------------------------------
4. Transactions with Affiliates:
           The Fund has an investment advisory and management agreement with Legg Mason Fund Adviser, Inc. ("Adviser"), a corporate affiliate of Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange and the distributor for the Fund. Under this agreement, the Adviser provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee at an annual rate of 0.55% of average daily net assets of the Fund, calculated daily and payable monthly. The agreement with the Adviser provides that expense reimbursements be made to the Fund for expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) which in any month are in excess of annual rates, based on average daily net assets, according to the following schedule: 0.20% until March 31, 1993; 0.30% until June 30, 1994; 0.35% until July 31, 1995, and 0.65% through December 31, 1996 or until the Fund's net assets reach $100 million, whichever occurs first. For the six months ended September 30, 1996, advisory fees of $134 were waived. At September 30, 1996, $4 was payable to the adviser.
           Legg Mason, as distributor of the Fund, receives an annual distribution fee of 0.125% and an annual service fee of 0.125% of the Fund's average daily net assets, calculated daily and payable monthly. At September 30, 1996, distribution and services fees of $12 were payable to the distributor. Legg Mason also has an agreement with the Fund's transfer agent to assist with certain of its duties. For this assistance, Legg Mason was paid $3 by the transfer agent for the six months ended September 30, 1996.
           In November 1995, the Fund, along with certain other Legg Mason Funds, entered into a $75 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participanting Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the line of credit bear interest at prevailing short-term interest rates. For the six months ended September 30, 1996, the Fund had no borrowings under the line of credit.

10